Oct. 10, 2018
BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100